UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08738
                                                    ----------------------------

                         ATLANTIC WHITEHALL FUNDS TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        50 Rockefeller Plaza, 15th Floor
                               NEW YORK, NY 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Gabrielle Bailey
                    Atlantic Trust Private Wealth Management
                        50 Rockefeller Plaza, 15th Floor
                               NEW YORK, NY 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 655-7022
                                                          ---------------

                      Date of fiscal year end: NOVEMBER 30
                                              ------------

                   Date of reporting period: FEBRUARY 28, 2007
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

ATLANTIC WHITEHALL FUNDS TRUST
GROWTH FUND
PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


   SHARES                                              VALUE
  ---------                                            -------

COMMON STOCKS - 97.85%

               AEROSPACE/DEFENSE - 3.27%
    15,210     Boeing Co. (The)                   $   1,327,377
    31,255     United Technologies Corp.              2,051,266
                                                  --------------
                                                      3,378,643
                                                  --------------
               BIOTECHNOLOGY - 2.34%
    15,088     Amgen, Inc.*                             969,555
    23,500     Genzyme Corp.*                         1,452,300
                                                  --------------
                                                      2,421,855
                                                  --------------
               DIVERSIFIED MANUFACTURING - 4.23%
   125,025     General Electric Co.                   4,365,873
                                                  --------------
               ELECTRONICS - 2.09%
    50,160     Emerson Electric Co.                   2,161,394
                                                  --------------
               FINANCIAL SERVICES - 10.43%
    36,170     American Express Co.                   2,056,988
    33,918     Citigroup, Inc.                        1,709,467
    11,040     Goldman Sachs Group, Inc. (The)        2,225,664
    23,315     Merrill Lynch & Co., Inc.              1,950,999
    23,961     SLM Corp.                              1,021,218
    51,945     Wells Fargo & Co.                      1,802,491
                                                  --------------
                                                     10,766,827
                                                  --------------
               FOOD AND BEVERAGE - 5.46%
    61,799     PepsiCo, Inc.                          3,902,607
    52,555     Sysco Corp.                            1,732,213
                                                  --------------
                                                      5,634,820
                                                  --------------
               HEALTH CARE SERVICES & EQUIPMENT - 6.70%
    18,220     Caremark Rx, Inc.                      1,122,170
    38,130     Stryker Corp.                          2,364,823
    35,750     UnitedHealth Group, Inc.               1,866,150
    19,675     WellPoint, Inc.*                       1,561,998
                                                  --------------
                                                      6,915,141
                                                  --------------
               HOTELS - 1.57%
    33,895     Mariott International, Inc.,
                 Class A                              1,623,909
                                                  --------------
               HOUSEHOLD PRODUCTS - 2.38%
    38,655     Procter & Gamble Co. (The)             2,454,206
                                                  --------------
               INSURANCE - 3.76%
    36,180     AFLAC, Inc.                            1,707,696
    32,404     American International Group,
                 Inc.                                 2,174,308
                                                  --------------
                                                      3,882,004
                                                  --------------
               OIL & GAS - 6.85%
    33,545     Apache Corp.                           2,298,839
    42,655     BP PLC, SP ADR                         2,629,254
    34,165     Schlumberger, Ltd.                     2,145,562
                                                  --------------
                                                      7,073,655
                                                  --------------
               OIL & GAS EXPLORATION - 1.37%
    35,305     Weatherford International, Ltd.*       1,417,496
                                                  --------------
               PHARMACEUTICALS - 5.44%
    28,905     Abbott Laboratories                    1,578,791
    13,000     Allergan, Inc.                         1,452,230
    46,615     Novartis AG, ADR                       2,583,869
                                                  --------------
                                                      5,614,890
                                                  --------------


   SHARES                                              VALUE
  ---------                                            -------

               RETAIL - 12.92%
    48,905     Best Buy Co., Inc.                 $   2,272,615
    23,635     Coach, Inc.*                           1,115,572
    56,245     CVS Corp.                              1,766,655
    54,274     Home Depot, Inc. (The)                 2,149,250
    20,435     Nordstrom, Inc.                        1,084,894
    49,079     Target Corp.                           3,019,831
    43,322     Walgreen Co.                           1,936,927
                                                  --------------
                                                     13,345,744
                                                  --------------
               SEMICONDUCTORS - 3.00%
    52,778     Intel Corp.                            1,047,643
    57,640     Microchip Technology, Inc.             2,051,984
                                                  --------------
                                                      3,099,627
                                                  --------------
               TECHNOLOGY - 16.80%
    40,265     Accenture Ltd., Class A                1,437,461
    11,860     Apple Computer, Inc.*                  1,003,475
    54,525     Autodesk, Inc.*                        2,243,704
    42,995     Automatic Data Processing, Inc.        2,140,721
    17,980     Cognizant Technology Solutions
                 Corp.*                               1,621,796
     4,315     Google, Inc., Class A*                 1,939,377
    52,700     Hewlett-Packard Co.                    2,075,326
   108,975     Microsoft Corp.                        3,069,826
    46,980     Network Appliance, Inc.*               1,816,717
                                                  --------------
                                                     17,348,403
                                                  --------------
               TELECOMMUNICATIONS - 6.12%
    97,536     Cisco Systems, Inc.*                   2,530,084
    56,875     Comcast Corp., Class A*                1,462,825
    57,815     Qualcomm, Inc.                         2,328,788
                                                  --------------
                                                      6,321,697
                                                  --------------
               TRANSPORTATION - 1.31%
    19,225     United Parcel Service, Inc.,
                 Class B                              1,349,403
                                                  --------------
               UTILITIES - 1.81%
    23,822     Constellation Energy Group, Inc.       1,874,077
                                                  --------------

               TOTAL COMMON STOCKS                  101,049,664
                                                  --------------
               (Cost $82,505,582)

INVESTMENT COMPANY - 1.89%
 1,952,662     SSgA Prime Money Market Fund           1,952,662
                                                  --------------

               TOTAL INVESTMENT COMPANY               1,952,662
                                                  --------------
               (Cost $1,952,662)

               TOTAL INVESTMENTS - 99.74%           103,002,326
                                                  --------------
               (Cost $84,458,244) **

               OTHER ASSETS
               NET OF LIABILITIES - 0.26%               263,328
                                                  --------------

               NET ASSETS - 100.00%               $ 103,265,654
                                                  ==============
 --------------------------
*        Non-income producing security
**       Aggregate cost for Federal income tax purposes is $84,458,244.

         Gross unrealized appreciation       $19,820,179
         Gross unrealized depreciation        (1,276,097)
                                             -----------
         Net unrealized appreciation         $18,544,082
                                             ===========

ADR      American Depositary Receipt
SP ADR   Sponsored American Depositary Receipt

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS
                                       1

ATLANTIC WHITEHALL FUNDS TRUST
MID-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


   SHARES                                              VALUE
  ---------                                            -------

COMMON STOCKS - 99.32%

               CHEMICALS - 1.87%
   241,135     Nalco Holding Co.*                 $   5,763,126
    98,140     Valspar Corp. (The)                    2,660,575
                                                  --------------
                                                      8,423,701
                                                  --------------
               COMMERCIAL SERVICES - 4.52%
    62,680     Corporate Executive Board Co.
                 (The)                                4,877,131
   138,515     Euronet Worldwide, Inc.*               3,785,615
    88,575     Jackson Hewitt Tax Service, Inc.       2,856,544
    84,990     Resources Connection, Inc.*            2,750,276
    78,920     Stericycle, Inc.*                      6,140,765
                                                  --------------
                                                     20,410,331
                                                  --------------
               ELECTRONICS - 3.29%
   105,105     Garmin Ltd.                            5,755,550
    52,000     Harman International                   5,156,320
   147,995     Jabil Circuit, Inc.                    3,954,426
                                                  --------------
                                                     14,866,296
                                                  --------------
               FINANCIAL SERVICES - 8.40%
   122,783     CapitalSource, Inc., REIT              3,166,574
    59,295     CB Richard Ellis Group, Inc.,
                 Class A*                             1,975,709
   139,260     CheckFree Corp.*                       5,280,739
    91,547     First Marblehead Corp. (The)           4,132,432
    70,295     Global Payments, Inc.                  2,704,249
   117,820     Nasdaq Stock Market, Inc.*             3,526,353
   161,185     optionsXpress Holdings, Inc.           3,741,104
   114,384     Paychex, Inc.                          4,647,422
    69,995     SEI Investments Co.                    4,231,198
    95,955     T. Rowe Price Group, Inc.              4,467,665
                                                  --------------
                                                     37,873,445
                                                  --------------
               FOOD AND BEVERAGE - 2.37%
    29,150     Brown-Forman Corp., Class B            1,909,325
   118,915     Hansen Natural Corp.*                  4,162,025
    96,845     Whole Foods Market, Inc.               4,626,286
                                                  --------------
                                                     10,697,636
                                                  --------------
               HEALTH CARE SERVICES & EQUIPMENT - 18.26%
   209,395     Caremark Rx, Inc.                     12,896,638
    57,500     Community Health Systems Inc.*         2,141,875
   131,100     Cytyc Corp.*                           3,972,330
   136,910     Express Scripts, Inc.*                10,324,383
    63,625     Humana, Inc.*                          3,807,320
    98,330     Kyphon, Inc*                           4,435,666
    98,315     Laboratory Corp. of America
                 Holdings*                            7,840,621
   118,305     Lincare Holdings, Inc.*                4,619,810
   125,560     Psychiatric Solutions, Inc.*           5,017,378
    67,350     Quest Diagnostic, Inc.                 3,436,197
   163,350     ResMed, Inc.*                          7,804,863
   183,380     St. Jude Medical, Inc.*                7,271,017
   107,375     Wellcare Group, Inc*                   8,816,561
                                                  --------------
                                                     82,384,659
                                                  --------------
               HOTELS - 2.78%
   135,945     Hilton Hotels Corp.                    4,798,858
   162,025     Mariott International, Inc.,
                 Class A                              7,762,618
                                                  --------------
                                                     12,561,476
                                                  --------------


   SHARES                                              VALUE
  ---------                                            -------

               HOUSEHOLD PRODUCTS - 1.91%
    54,530     Fortune Brands, Inc.               $   4,384,212
    48,195     Mohawk Industries, Inc.*               4,218,026
                                                  --------------
                                                      8,602,238
                                                  --------------
               INDUSTRIAL - 2.92%
    76,835     Danaher Corp.                          5,504,459
    60,910     Donaldson Co., Inc.                    2,184,233
    53,040     Grainger (W.W.), Inc.                  4,092,036
    15,065     Textron, Inc.                          1,390,349
                                                  --------------
                                                     13,171,077
                                                  --------------
               LEISURE & ENTERTAINMENT - 1.44%
    77,055     Harrah's Entertainment, Inc.           6,510,377
                                                  --------------
               MEDIA - 0.90%
   141,275     Liberty Global, Inc., Class A*         4,067,307
                                                  --------------
               MULTIMEDIA - 2.68%
    73,720     Lamar Advertising Co., Class A*        4,721,766
   170,050     WebEx Communications, Inc.*            7,385,272
                                                  --------------
                                                     12,107,038
                                                  --------------
               OIL & GAS - 0.00%
         2     Hugoton Royalty Trust                         49
                                                  --------------
               OIL & GAS EXPLORATION - 8.27%
   208,075     Chesapeake Energy Corp.                6,344,207
   106,360     Grant Prideco, Inc.*                   4,617,088
    55,360     Questar Corp.                          4,657,990
    72,930     Range Resources Corp.                  2,328,655
   171,335     Weatherford International, Ltd.*       6,879,100
   241,399     XTO Energy, Inc.                      12,470,673
                                                  --------------
                                                     37,297,713
                                                  --------------
               PHARMACEUTICALS - 2.00%
    36,345     Cephalon, Inc.*                        2,583,403
   100,000     Shire PLC, ADR                         6,447,000
                                                  --------------
                                                      9,030,403
                                                  --------------
               RETAIL - 10.58%
    35,125     Abercrombie & Fitch Co., Class A       2,745,721
    87,694     Advance Auto Parts, Inc.               3,301,679
    43,730     AutoZone, Inc.*                        5,478,932
   174,305     Bed Bath & Beyond, Inc.*               6,953,026
    96,040     Dick's Sporting Goods, Inc.*           5,026,734
    41,690     Liz Claiborne, Inc.                    1,876,050
   131,725     Nordstrom, Inc.                        6,993,280
   158,485     PETsMART, Inc.                         4,803,680
   170,372     Select Comfort Corp.*                  3,156,993
   268,400     TJX Companies, Inc. (The)              7,381,000
                                                  --------------
                                                     47,717,095
                                                  --------------
               SEMICONDUCTORS - 10.97%
   243,395     Altera Corp.*                          5,138,068
    77,685     ATMI, Inc.*                            2,582,249
    93,350     KLA-Tencor Corp.                       4,829,929
   106,920     Linear Technology Corp.                3,548,675
   164,570     Maxim Integrated Products, Inc.        5,389,668
   220,235     MEMC Electronic Materials, Inc.*      11,357,519
   301,337     Microchip Technology, Inc.            10,727,597
   190,810     NVIDIA Corp.*                          5,915,110
                                                  --------------
                                                     49,488,815
                                                  --------------

              SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.
                                       2

ATLANTIC WHITEHALL FUNDS TRUST
MID-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                              VALUE
  ---------                                            -------

               TECHNOLOGY - 11.41%
   125,870     Alliance Data Sysems Corp.*        $   7,520,732
   144,593     Cognizant Technology Solutions
                 Corp.*                              13,042,289
   183,599     Fiserv, Inc.*                          9,723,403
    53,907     Hyperion Solutions Corp.*              2,309,376
   209,375     Juniper Networks, Inc*                 3,959,281
    75,025     Network Appliance, Inc.*               2,901,217
   306,040     Satyam Computer Services Ltd.,
                 ADR                                  6,598,222
   138,250     VeriFone Holdings, Inc.*               5,398,663
                                                  --------------
                                                     51,453,183
                                                  --------------
               TELECOMMUNICATIONS - 1.69%
    51,840     Leap Wireless International,
                 Inc.*                                3,502,829
   128,560     NeuStar, Inc., Class A*                4,113,920
                                                  --------------
                                                      7,616,749
                                                  --------------
               TRANSPORTATION - 3.06%
   128,339     C. H. Robinson Worldwide, Inc.         6,540,155
   156,933     Knight Transportation, Inc.            2,931,508
    96,755     Landstar System, Inc.                  4,323,981
                                                  --------------
                                                     13,795,644
                                                  --------------

               TOTAL COMMON STOCKS                  448,075,232
                                                  --------------
               (Cost $274,516,798)

INVESTMENT COMPANY - 0.88%
 3,958,297     SSgA Prime Money Market Fund           3,958,297
                                                  --------------

               TOTAL INVESTMENT COMPANY               3,958,297
                                                  --------------
               (Cost $3,958,297)

               TOTAL INVESTMENTS - 100.20%          452,033,529
                                                  --------------
               (Cost $278,475,095) **

               LIABILITIES IN EXCESS OF
               OTHER ASSETS - (0.20)%                  (922,311)
                                                  --------------

               NET ASSETS - 100.00%               $ 451,111,218
                                                  ==============
 --------------------------
*        Non-income producing security
** Aggregate cost for Federal income tax purposes is $278,475,095.

         Gross unrealized appreciation       $177,070,889
         Gross unrealized depreciation         (3,512,455)
                                             ------------
         Net unrealized appreciation         $173,558,434
                                             ============

ADR      American Depositary Receipt
REIT     Real Estate Investment Trust


              SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.
                                       3

ATLANTIC WHITEHALL FUNDS TRUST
MULTI-CAP GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                              VALUE
  ---------                                            -------

FOREIGN COMMON STOCKS - 65.04%

               AUSTRIA - 2.59%
    38,600     Wienerberger AG                    $   2,370,370
                                                  --------------
               DENMARK - 0.64%
     3,100     Alk-Abello A/S                           591,128
                                                  --------------
               FINLAND - 3.04%
   114,200     Nokian Renkaat Oyj                     2,788,247
                                                  --------------
               FRANCE - 3.44%
    35,800     Accor S.A.                             3,156,016
                                                  --------------
               GERMANY - 4.88%
    54,500     Adidas AG                              2,677,338
    30,900     Bayerische Motoren Werke AG            1,794,401
                                                  --------------
                                                      4,471,739
                                                  --------------
               IRELAND - 6.85%
    48,124     Anglo Irish Bank Corp. PLC             1,025,085
   104,000     Kerry Group PLC, Class A               2,751,953
    55,800     Ryanair Holdings PLC, SP ADR*          2,502,630
                                                  --------------
                                                      6,279,668
                                                  --------------
               JAPAN - 1.36%
    23,000     Canon, Inc.                            1,245,773
                                                  --------------
               MEXICO - 9.27%
   130,810     Cemex S.A. de C.V., SP ADR,
                 Participation Certificates           4,444,924
   377,300     Grupo Modelo, S.A. de C.V.,
                 Series C                             1,914,516
    78,200     Grupo Televisia S.A., SP ADR           2,134,078
                                                  --------------
                                                      8,493,518
                                                  --------------
               NETHERLANDS - 6.04%
    61,000     ING Groep NV                           2,602,245
   134,782     Vedior NV                              2,935,929
                                                  --------------
                                                      5,538,174
                                                  --------------
               SOUTH KOREA - 0.78%
    13,390     Hana Financial Group Inc.                712,866
                                                  --------------
               SWITZERLAND - 7.37%
     6,012     Kuehne & Nagel International AG,
                 Registered Shares                      457,805
     7,500     Nestle SA, Registered Shares           2,790,121
    33,700     Novartis AG, Registered Shares         1,870,405
    18,400     Schindler Holding AG,
                 Participation Certificates           1,158,714
     7,600     Schindler Holding AG, Registered
                 Shares                                 480,868
                                                  --------------
                                                      6,757,913
                                                  --------------
               UNITED KINGDOM - 18.78%
   128,663     HBOS PLC                               2,723,174
   390,200     Reed Elsevier PLC                      4,539,253
   180,300     Smiths Group PLC                       3,639,575
   201,280     Tesco PLC                              1,703,942
   318,200     WPP Group PLC                          4,604,405
                                                  --------------
                                                     17,210,349
                                                  --------------

               TOTAL FOREIGN COMMON STOCKS           59,615,761
                                                  --------------
               (Cost $45,339,687)


   SHARES                                              VALUE
  ---------                                            -------

COMMON STOCKS - 29.44%

               AUTOMOBILE - 1.60%
    19,900     BorgWarner, Inc.                   $   1,465,436
                                                  --------------
               FINANCIAL SERVICES - 5.48%
    33,400     State Street Corp.                     2,188,034
    71,400     Willis Group Holdings Ltd.             2,834,580
                                                  --------------
                                                      5,022,614
                                                  --------------
               HEALTH CARE SERVICES & EQUIPMENT - 10.11%
    10,100     Edwards Lifesciences Corp.*              509,747
    73,000     IMS Health, Inc.                       2,108,240
    71,000     Kinetic Concepts, Inc.*                3,489,650
    39,800     WellPoint, Inc.*                       3,159,722
                                                  --------------
                                                      9,267,359
                                                  --------------
               RETAIL - 2.07%
    58,000     Ross Stores, Inc.                      1,900,660
                                                  --------------
               SEMICONDUCTORS - 4.66%
    91,200     Altera Corp.*                          1,925,232
   126,100     Applied Materials, Inc.                2,341,677
                                                  --------------
                                                      4,266,909
                                                  --------------
               TECHNOLOGY - 5.52%
    87,000     Molex, Inc., Class A                   2,280,270
   169,300     Oracle Corp.*                          2,781,599
                                                  --------------
                                                      5,061,869
                                                  --------------

               TOTAL COMMON STOCKS                   26,984,847
                                                  --------------
               (Cost $22,818,927)

INVESTMENT COMPANIES - 5.23%
   249,581     SSgA Money Market Fund                   249,581
 4,543,039     SSgA Prime Money Market Fund           4,543,039
                                                  --------------

               TOTAL INVESTMENT COMPANIES             4,792,620
                                                  --------------
               (Cost $4,792,620)

               TOTAL INVESTMENTS - 99.71%            91,393,228
                                                  --------------
               (Cost $72,951,234 **)

               OTHER ASSETS
               NET OF LIABILITIES - 0.29%               266,439
                                                  --------------

               NET ASSETS - 100.00%               $  91,659,667
                                                  ==============
 --------------------------
*        Non-income producing security
**       Aggregate cost for Federal income tax purposes is $72,951,234

         Gross unrealized appreciation           $ 18,576,156
         Gross unrealized depreciation               (134,162)
                                                 ------------
         Net unrealized appreciation             $ 18,441,994
                                                 ============

ADR      American Depositary Receipt
SP ADR   Sponsored American Depositary Receipt

              SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.
                                       4

ATLANTIC WHITEHALL FUNDS TRUST
MULTI-CAP GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

           FOREIGN COMMON STOCK
      INDUSTRY CONCENTRATION TABLE:
         (% of Total Net Assets)

Multimedia................................   12.30%
Food and Beverage.........................    9.99%
Building Products.........................    7.44%
Automobile................................    5.00%
Financial Services........................    4.87%
Capital Goods.............................    3.97%
Leisure &
Entertainment.............................    3.44%
Commercial Services.......................    3.20%
Retail....................................    2.92%
Insurance.................................    2.84%
Airlines..................................    2.73%
Pharmaceuticals...........................    2.69%
Machinery.................................    1.79%
Technology................................    1.36%
Transportation............................    0.50%
                                            -------
Total                                        65.04%
                                            =======



      INDUSTRY CONCENTRATION TABLE:
         (% of Total Net Assets)

Other Common Stocks.......................   34.06%
Multimedia................................   12.30%
Health Care Services & Equipment .........   10.11%
Food and Beverage ........................    9.99%
Building Products.........................    7.44%
Financial Services........................    7.10%
Technology................................    6.88%
Automobile ...............................    6.60%
Cash and Other Net Assets.................    5.52%
                                            -------
Total                                       100.00%
                                            =======


              SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.
                                       5

ATLANTIC WHITEHALL FUNDS TRUST
INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


   SHARES                                              VALUE
  ---------                                            -------

FOREIGN COMMON STOCKS - 97.80%

               AUSTRALIA - 1.06%
    67,600     National Australia Bank, Ltd.      $   2,149,267
                                                  --------------
               CANADA - 1.76%
    87,847     BCE, Inc.                              2,305,834
    25,700     EnCana Corp.                           1,249,184
                                                  --------------
                                                      3,555,018
                                                  --------------
               CHINA - 3.10%
   146,000     Cheung Kong (Holdings), Ltd.           1,790,600
   615,000     China Life Insurance Co., Ltd.         1,628,528
   298,400     Hutchinson Whampoa, Ltd.               2,841,615
                                                  --------------
                                                      6,260,743
                                                  --------------
               DENMARK - 1.29%
    56,300     Danske Bank A/S                        2,598,007
                                                  --------------
               FINLAND - 5.20%
   209,300     Nokia Oyj                              4,568,344
   151,000     Stora Enso Oyj, Class R                2,485,085
   132,300     UPM-Kymmene Oyj                        3,440,274
                                                  --------------
                                                     10,493,703
                                                  --------------
               FRANCE - 7.63%
     5,900     Carrefour SA                             393,567
    36,900     Compagnie Generale des
                 Etablissements Michelin, Class
                 B                                    3,833,183
    67,328     Credit Agricole S.A.                   2,682,106
    11,575     Societe Generale                       1,946,584
   177,400     Thomson                                3,330,234
    47,700     Total SA, SP ADR                       3,211,164
                                                  --------------
                                                     15,396,838
                                                  --------------
               GERMANY - 2.68%
    28,700     BASF AG                                2,919,096
    42,900     Bayerische Motoren Werke AG            2,491,256
                                                  --------------
                                                      5,410,352
                                                  --------------
               ITALY - 1.13%
    37,200     Eni SpA, SP ADR                        2,277,756
                                                  --------------
               JAPAN - 19.29%
    83,800     Canon, Inc.                            4,538,945
       367     East Japan Railway Co.                 2,823,344
   111,600     Fuji Photo Film Co., Ltd.              4,780,812
    61,000     Kao Corp.                              1,784,428
       432     NIPPON TELEGRAPH & TELEPHONE
                 CORP.                                2,288,478
    96,800     NOK CORP.                              1,648,151
   128,900     Nomura Holdings, Inc.                  2,791,471
    99,200     Seven & I Holdings Co., Ltd            3,177,022
    28,500     Shin-Etsu Chemical Co., Ltd.           1,792,163
    17,800     SMC Corp.                              2,387,079
    96,700     Sony Corp.                             5,013,495
    57,600     Takeda Parmaceutical Co., Ltd.         3,963,053
    29,200     Toyota Motor Corp.                     1,961,249
                                                  --------------
                                                     38,949,690
                                                  --------------
               MEXICO - 2.41%
    18,900     Fomento Economico Mexicano SA de
                 CV, SP ADR                           2,084,670
    95,850     Telefonos de Mexico SA de CV, SP
                 ADR                                  2,783,484
                                                  --------------
                                                      4,868,154
                                                  --------------


   SHARES                                              VALUE
  ---------                                            -------

               NETHERLANDS - 11.06%
   296,800     Aegon NV                           $   5,868,000
    71,700     Heineken NV                            3,531,580
    44,200     ING Groep NV                           1,885,561
    49,250     Koninklijke (Royal) Philips
                 Electronics NV                       1,808,460
    26,800     Royal Dutch Shell PLC, ADR             1,743,340
   105,500     TNT NV                                 4,534,003
   114,225     Unilever NV                            2,955,845
                                                  --------------
                                                     22,326,789
                                                  --------------
               NORWAY - 0.99%
    78,400     Statoil ASA                            2,000,242
                                                  --------------
               SOUTH KOREA - 3.21%
    28,600     Kookmin Bank                           2,568,762
    63,950     Korea Electric Power Corp., SP
                 ADR                                  1,343,590
   114,000     KT Corp., SP ADR                       2,562,720
                                                  --------------
                                                      6,475,072
                                                  --------------
               SPAIN - 0.73%
    46,800     Repsol YPF SA, SP ADR                  1,480,752
                                                  --------------
               SWEDEN - 1.32%
   175,200     Nordea AB                              2,656,451
                                                  --------------
               SWITZERLAND - 9.54%
    49,800     Credit Suisse Group                    3,441,002
    14,200     Nestle SA, Registered Shares           5,282,629
   117,000     Novartis AG, Registered                6,493,691
    14,200     Zurich Financial Services AG           4,052,240
                                                  --------------
                                                     19,269,562
                                                  --------------
               TAIWAN - 0.64%
   116,671     Tiawan Semiconductor
                 Manufacturing Co., Ltd., SP ADR      1,295,048
                                                  --------------
               UNITED KINGDOM - 24.76%
    38,800     Anglo American PLC                     1,831,251
   450,000     BAE Systems PLC                        3,832,567
   493,100     BP PLC                                 5,055,007
   163,200     Diageo PLC                             3,216,529
    86,500     GlaxoSmithKline PLC, ADR               4,858,705
   331,200     HSBC Holdings PLC                      5,776,722
   733,268     Kingfisher PLC                         3,611,706
   358,800     Lloyds TSB Group PLC                   4,036,029
   238,500     Reed Elsevier PLC                      2,774,505
   158,000     Royal Bank of Scotland Group PLC       6,212,106
 1,664,737     Vodafone Group PLC                     4,611,871
   719,900     William Morrison Supermarkets PLC      4,184,364
                                                  --------------
                                                     50,001,362
                                                  --------------

               TOTAL FOREIGN COMMON STOCKS          197,464,806
                                                  --------------
               (Cost $138,826,523)

INVESTMENT COMPANY - 1.57%
 3,171,986     SSgA Prime Money Market Fund           3,171,986
                                                  --------------

               TOTAL INVESTMENT COMPANY               3,171,986
                                                  --------------
               (Cost $3,171,986)

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS
                                       6

ATLANTIC WHITEHALL FUNDS TRUST
INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


               TOTAL INVESTMENTS - 99.37%         $ 200,636,792
                                                  --------------
               (Cost $141,998,509)*

               OTHER ASSETS
               NET OF LIABILITIES - 0.63%             1,278,464
                                                  --------------
               NET ASSETS - 100.00%               $ 201,915,256
                                                  ==============
 --------------------------
     *   Aggregate cost for Federal tax purposes is $141,998,509.

         Gross Unrealized Appreciation    $59,710,506
         Gross Unrealized Depreciation     (1,072,223)
                                          -----------
         Net Unrealized Appreciation      $58,638,283
                                          -----------
ADR      American Depositary Receipt
SP ADR   Sponsored American Depositary Receipt



      INDUSTRY CONCENTRATION TABLE:
        (% of Total Net Assets)

Banking                                 15.18%
Food and Beverage                       10.72%
Telecommunications                       9.47%
Oil & Gas                                8.43%
Pharmaceuticals                          7.59%
Insurance                                6.65%
Automotive                               4.92%
Financial Services                       4.49%
Home Furnishings                         4.13%
Transportation                           3.64%
Retail                                   3.36%
Paper & Related Products                 2.93%
Diversified Manufacturing                2.37%
Chemicals                                2.33%
Technology                               2.25%
Aerospace/Defense                        1.90%
Media                                    1.37%
Machinery                                1.18%
Diversified Mining                       0.91%
Electronics                              0.90%
Real Estate                              0.89%
Cosmetics/Personal Care                  0.88%
Utilities                                0.67%
Semiconductors                           0.64%
Cash and Net Other Assets                2.20%
                                  =============
Net Assets                             100.00%
                                  =============


               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS
                                       7

ATLANTIC WHITEHALL FUNDS TRUST
EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


   SHARES                                              VALUE
  ---------                                            -------

COMMON STOCKS - 99.18%

               AEROSPACE/DEFENSE - 4.34%
    51,315     General Dynamics Corp.             $   3,923,545
   112,745     United Technologies Corp.              7,399,454
                                                  --------------
                                                     11,322,999
                                                  --------------
               BASIC MATERIALS - 1.44%
   115,225     Compass Minerals International,
                 Inc.                                 3,764,401
                                                  --------------
               CHEMICALS - 6.09%
   280,030     Nalco Holding Co.*                     6,692,717
    85,820     Praxair, Inc.                          5,294,236
   144,575     Valspar Corp. (The)                    3,919,428
                                                  --------------
                                                     15,906,381
                                                  --------------
               DIVERSIFIED MANUFACTURING - 7.07%
   268,560     General Electric Co.                   9,378,115
    47,020     Textron, Inc.                          4,339,476
    59,341     VF Corp.                               4,736,005
                                                  --------------
                                                     18,453,596
                                                  --------------
               ELECTRONICS - 1.50%
   146,210     Jabil Circuit, Inc.                    3,906,731
                                                  --------------
               FINANCIAL SERVICES - 21.10%
   201,956     Bank of America Corp.                 10,273,502
    73,735     Bank of New York Co., Inc.             2,995,116
    59,187     Capital One Financial Corp.            4,562,134
   120,013     CapitalSource, Inc., REIT              3,095,135
   170,215     Citigroup, Inc.                        8,578,836
    52,310     Developers Diversified Realty
                 Corp., REIT                          3,429,444
    64,805     Merrill Lynch & Co., Inc.              5,422,882
    92,670     SLM Corp.                              3,949,595
    56,920     Ventas, Inc., REIT                     2,608,644
    95,150     Wachovia Corp.                         5,268,456
   140,310     Wells Fargo & Co.                      4,868,757
                                                  --------------
                                                     55,052,501
                                                  --------------
               HEALTH CARE SERVICES & EQUIPMENT - 6.18%
   153,235     Aetna, Inc.                            6,783,713
    84,480     Express Scripts, Inc.*                 6,370,637
    37,310     Laboratory Corp. of America
                 Holdings*                            2,975,472
                                                  --------------
                                                     16,129,822
                                                  --------------
               HOUSEHOLD PRODUCTS - 3.87%
    32,280     Fortune Brands, Inc.                   2,595,312
   118,285     Procter & Gamble Co. (The)             7,509,915
                                                  --------------
                                                     10,105,227
                                                  --------------
               INDUSTRIAL - 0.95%
    92,245     Reddy Ice Holdings, Inc.               2,488,770
                                                  --------------
               INSURANCE - 2.58%
    73,920     Prudential Financial, Inc.             6,722,285
                                                  --------------
               LEISURE & ENTERTAINMENT - 2.16%
    66,655     Harrah's Entertainment, Inc.           5,631,681
                                                  --------------
               MEDIA - 1.44%
   130,485     Liberty Global, Inc., Class A*         3,756,663
                                                  --------------
               MULTIMEDIA - 2.77%
   112,905     Lamar Advertising Co., Class A*        7,231,565
                                                  --------------

   SHARES                                              VALUE
  ---------                                            -------

               OIL & GAS - 3.88%
    74,420     BP PLC, SP ADR                     $   4,587,249
    66,820     Equitable Resources, Inc.              2,851,209
         1     Hugoton Royalty Trust                         24
    99,375     Williams Cos., Inc. (The)              2,680,144
                                                  --------------
                                                     10,118,626
                                                  --------------
               OIL & GAS EXPLORATION - 5.66%
   220,644     Chesapeake Energy Corp.                6,727,436
    39,757     Devon Energy Corp.                     2,612,432
   105,126     XTO Energy, Inc.                       5,430,809
                                                  --------------
                                                     14,770,677
                                                  --------------
               PHARMACEUTICALS - 1.82%
    87,125     Abbott Laboratories                    4,758,768
                                                  --------------
               RETAIL - 5.80%
   125,665     Advance Auto Parts, Inc.               4,731,287
   130,990     Lowe's Cos., Inc.                      4,265,034
    58,765     Nike, Inc.                             6,139,180
                                                  --------------
                                                     15,135,501
                                                  --------------
               TECHNOLOGY - 10.69%
    79,555     Accenture Ltd., Class A                2,840,114
    80,682     Fiserv, Inc.*                          4,272,919
   167,790     Hewlett-Packard Co.                    6,607,570
    25,870     International Business Machines
                 Corp.                                2,406,169
   166,025     Microsoft Corp.                        4,676,924
   432,245     Oracle Corp.*                          7,101,785
                                                  --------------
                                                     27,905,481
                                                  --------------
               TELECOMMUNICATIONS - 4.74%
   225,245     AT&T Inc.                              8,289,016
   109,025     Verizon Communications, Inc.           4,080,806
                                                  --------------
                                                     12,369,822
                                                  --------------
               TRANSPORTATION - 1.56%
    85,635     Norfolk Southern Corp.                 4,059,099
                                                  --------------
               UTILITIES - 3.54%
    54,878     Constellation Energy Group, Inc.       4,317,252
    74,570     Exelon Corp.                           4,916,400
                                                  --------------
                                                      9,233,652
                                                  --------------

               TOTAL COMMON STOCKS                  258,824,248
                                                  --------------
               (Cost $203,323,607)

INVESTMENT COMPANY - 2.42%
 6,305,577     SSgA Prime Money Market Fund           6,305,577
                                                  --------------

               TOTAL INVESTMENT COMPANY               6,305,577
                                                  --------------
               (Cost $6,305,577)

               TOTAL INVESTMENTS - 101.60%          265,129,825
                                                  --------------
               (Cost $209,629,184) **

               LIABILITIES IN EXCESS OF
               OTHER ASSETS - (1.60)%                (4,176,384)
                                                  --------------

               NET ASSETS - 100.00%               $ 260,953,441
                                                  ==============
 --------------------------
*        Non-income producing security
** Aggregate cost for Federal income tax purposes is $209,629,184.

              SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.
                                       8

ATLANTIC WHITEHALL FUNDS TRUST
EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

         Gross unrealized appreciation      $56,504,531
         Gross unrealized depreciation       (1,003,890)
                                            -----------
         Net unrealized appreciation        $55,500,641
                                            ===========


REIT     Real Estate Investment Trust
SP ADR   Sponsored American Depositary Receipt

              SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.
                                       9

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)                  FEBRUARY 28, 2007


NOTE (1) PORTFOLIO VALUATIONS: Securities are valued using market quotations. Securities listed on an exchange are valued on the basis of the last sale price or NASDAQ official closing price ("NOCP"), when appropriate. If the last sale price or NOCP is not reported, the current bid price is used. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by or under the general supervision of the Board of Trustees. A Fund will use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value such that a market quotation is not "readily available." The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or the latest bid price but before a Fund calculates its net asset value that materially affects the value of the security. The Funds use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market quotation is readily available and, if not, what fair value to assign to the security. To determine the appropriate valuation method, the following factors that may be considered include, but are not limited to the following: (a) the fundamental analytical data relating to the investment; (b) the nature and duration of restrictions on disposition of the securities; (c) the evaluation of the forces which influence the market in which the securities are purchased; and (d) any other relevant factors. With respect to fair value of securities traded on foreign markets, the following factors may also be relevant: (a) value of foreign securities traded on foreign markets; (b) American Depository Receipts ("ADRs") trading; (c) closed-end fund trading; (d) foreign currency exchange activity; and (e) trading of financial products that are tied to baskets of foreign securities. In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Investments in Money Market Funds are valued at their net asset value as reported by the underlying fund.

Multi-Cap Global Value Fund and International Fund may use an independent service provider to review U.S. market moves after the close of foreign markets and assist with the decision whether to substitute fair values for foreign security market prices. This service provider applies a multi-factor methodology, which uses factors such as ADRs, sector indices and futures, to each foreign portfolio security reviewed as part of this process.

Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars.

To the extent a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day.

NOTE (2) For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ATLANTIC WHITEHALL FUNDS TRUST

By (Signature and Title)*  /S/ JEFFREY S. THOMAS
                         -------------------------------------------------------
                           Jeffrey S. Thomas, Chief Executive Officer
                           (principal executive officer)

Date    APRIL 30, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JEFFREY S. THOMAS
                         -------------------------------------------------------
                           Jeffrey S. Thomas, Chief Executive Officer
                           (principal executive officer)

Date    APRIL 30, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ KENNETH KOZANDA
                         -------------------------------------------------------
                           Kenneth Kozanda, Chief Financial Officer
                           (principal financial officer)

Date    APRIL 30, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.